DEPOSITS FROM CUSTOMERS	12 Months Ended
Dec. 31, 2018
Disclosure Of Deposits From Customers [Abstract]
Disclosure of deposits from customers [text block]
NOTE 14. DEPOSITS FROM CUSTOMERS

The detail of the deposits as of December 31, 2018 and 2017 is as follows:

Deposits	December 31, 2018	December 31, 2017
In millions of COP
Saving accounts	59,635,379	54,255,583
Time deposits	56,853,141	53,961,586
Checking accounts	24,098,073	22,065,647
Other deposits	1,541,878	1,676,399
Total	142,128,471	131,959,215

The following table details the time deposits (‘CDT’) issued by the Bank:

CDT	Effective interest rate		December 31, 2018
Modality	Minimum	Maximum	Carrying Value	Fair value
In millions of COP
Less than 6 months	0.10%	6.75%	9,549,206	9,554,429
Equal to 6 months and less than 12 months	0.25%	7.50%	5,572,051	5,577,962
Equal to 12 months and less than 18 months	0.25%	7.25%	7,323,840	7,368,860
Equal to or greater than 18 months	0.01%	13.50%	34,408,044	35,084,415
Total			56,853,141	57,585,666

CDT	Effective interest rate		December 31, 2017
Modality	Minimum	Maximum	Carrying Value	Fair value
In millions of COP
Less than 6 months	0.10%	6.96%	7,536,280	7,535,719
Equal to 6 months and less than 12 months	0.20%	8.03%	5,711,157	5,718,827
Equal to 12 months and less than 18 months	0.20%	9.03%	8,062,290	8,146,366
Equal to or greater than 18 months	0.01%	18.29%	32,651,859	33,381,189
Total			53,961,586	54,782,101

The detail of CDT’s issued by the Bank by maturity is as follows:

December 31, 2018
Period	Carrying value	Fair value
In millions of COP
Less than one year	37,911,658	38,216,970
1 to 3 years	12,753,264	12,965,241
3 to 5 years	4,559,122	4,663,087
More than 5 years	1,629,097	1,740,368
Total	56,853,141	57,585,666

December 31, 2017
Period	Carrying value	Fair value
In millions of COP
Less than one year	36,416,439	36,701,555
1 to 3 years	10,525,956	10,727,828
3 to 5 years	5,367,765	5,592,750
More than 5 years	1,651,426	1,759,968
Total	53,961,586	54,782,101